Cash flows from changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of cash flows [abstract]
Trade receivables	€ (92,896)	€ (70,374)	€ 111,033
Other current receivables	(5,841)	4,350	3,450
Prepaid expenses	185	(225)	3,023
Increase / (Decrease) in operating receivables	(98,552)	(66,249)	117,506
Trade payables	44,883	19,950	(89,462)
Other current liabilities	5,277	4,088	(728)
Accrued liabilities	10,302	(4,046)	(6,579)
Increase / (Decrease) in operating payables	60,462	19,992	(96,769)
Cash flows from / (used in) working capital	€ (38,090)	€ (46,257)	€ 20,737